Equity Incentive Schemes and Stock Compensation Charges - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Employee Stock Plan, 2008 Plan	Dec. 31, 2012 Employee Stock Plan, 2008 Plan Individual Employee	Dec. 31, 2012 Employee Stock Plan, 2008 Plan Minimum	Dec. 31, 2012 Employee Stock Plan, 2003 Plan	Dec. 31, 2012 Employee Stock Plan, 2003 Plan Individual Employee	Dec. 31, 2012 Stock Option	Dec. 31, 2012 Stock Option Maximum	Jul. 21, 2008 Restricted Stock Units 2008	Dec. 31, 2012 Restricted Stock Units 2008 Minimum	Dec. 31, 2012 Restricted Stock Units 2008 Maximum	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share						100.00%
Ordinary shares which have been reserved for issuance				6,000,000	400,000		6,000,000	400,000			1,000,000
Maximum number of award as percentage of shares outstanding							10.00%
Shares vesting period									5 years			1 year	5 years
Shares expiration period									8 years
Weighted Average Remaining Contractual Life of Options Outstanding	4 years 8 months 1 day									8 years
Weighted Average Remaining Contractual Life of Options Exercisable	3 years 4 months 2 days
Options Expected to Vest	756,637
Intrinsic Value Of Options Exercised	$ 11,700,000
Intrinsic Value Of Options Outstanding	26,000,000
Intrinsic Value Of Options Exercisable	13,800,000
Options vesting percentage									20.00%
Fair value of stock awards vested														0	100,000
Non-cash stock compensation expense	11,521,000	9,355,000	7,408,000
Non-cash stock compensation expense not yet recognized	19,700,000
Unrecognized stock-based compensation expense, weighted average period (years)	2 years 10 months 13 days
Tax benefit on exercise of options	$ 1,274,000	$ 681,000	$ 2,345,000